Cash and Cash Equivalents (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash		$ 25,368	$ 19,477
Cash equivalents	[1]	3,917	1,199
Cash and cash equivalents		$ 29,285	$ 20,676	$ 16,469	$ 26,808
Weighted average interest rate of cash on deposit		0.03%	0.84%

[1]	Comprised mainly of bank deposits in ILS as at December 31, 2020 and 2021 carrying a weighted average interest rate of 0.84% and 0.03%, respectively.